Provisions - Schedule of Pension Plan Balances Movements (Detail) - Pension plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions [line items]
Beginning balance	$ 31,761	$ 34,768
Interest expense on obligation	2,359	2,742
Payments	(3,802)	(3,581)
Actuarial losses (gains)	(698)	223
Exchange differences	1,288	(2,391)
Ending balance	$ 30,908	$ 31,761